EQUITY	9 Months Ended
Sep. 30, 2020
EQUITY
EQUITY

NOTE 5 — EQUITY

2020 U.S. Public Offering.

In February 2020, the Company completed a registered public offering of 2,927,267 ADSs, each representing 30 ordinary shares of the Company, at a price of $13.75 per ADS, for total gross proceeds of approximately $40.25 million, or total net proceeds of approximately $35.7 million after deducting underwriting discounts and commissions of approximately $2.8 million and offering expenses of approximately $1.8 million.